Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenue:
Dialysis Care Revenue	$ 12,552,646	$ 11,414,734	$ 10,772,124
Less: Patient service bad debt provision	302,647	284,648	280,365
Net Dialysis Care	12,249,999	11,130,086	10,491,759
Dialysis Products Revenue	3,581,614	3,479,641	3,308,523
Net revenue	15,831,613	14,609,727	13,800,282
Costs of revenue:
Dialysis Care Cost of Revenue	9,131,005	8,266,635	7,649,514
Dialysis Products Cost of Revenue	1,704,762	1,604,695	1,549,515
Cost of revenues	10,835,767	9,871,330	9,199,029
Gross profit	4,995,846	4,738,397	4,601,253
Operating expenses:
Selling, general and administrative	2,644,660	2,391,927	2,224,715
Gain on sale of dialysis clinics	(623)	(9,426)	(36,224)
Research and development	122,114	125,805	111,631
Income from at equity method investees	24,838	26,105	17,442
Other operating expenses	0	0	(100,000)
Operating income	2,254,533	2,256,196	2,218,573
Other (income) expense:
Interest income	(84,240)	(38,942)	(44,474)
Interest expense	495,367	447,503	470,534
Investment gain			139,600
Income before income taxes	1,843,406	1,847,635	1,932,113
Income tax expense	583,598	592,012	605,136
Net Income	1,259,808	1,255,623	1,326,977
Less: Net income attributable to noncontrolling interests	214,542	145,733	140,168
Net Income attributable to the Company	$ 1,045,266	$ 1,109,890	$ 1,186,809
Basic income per Ordinary share	$ 3.46	$ 3.65	$ 3.89
Fully diluted income per Ordinary share	$ 3.45	$ 3.65	$ 3.87